Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay for Performance

Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)	Net Income (Loss) (in thousands)
2025	$277,671	$451,571	$211,132	$66,183	$279.41	$4,499
2024	$242,818	$201,168	$188,126	$138,318	$49.82	$(4,159)
2023	$323,000	$373,000	$242,000	$311,000	$106.21	$(2,093)

1.	For each year shown, the PEO was Henry Sicignano III, our President and Principal Executive Officer.
2.

Refer to “Executive Compensation-Summary Compensation Table.” Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in these columns.

3.

The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

4.	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2025: Matthew P. Montesano and Ryan Stump

2024: Matthew P. Montesano and Ryan Stump

2023: Matthew P. Montesano and Ryan Stump

PEO Total Compensation Amount	$ 277,671	$ 242,818	$ 323,000
PEO Actually Paid Compensation Amount	$ 451,571	201,168	373,000
Adjustment To PEO Compensation, Footnote

	2025		2024		2023
SCT Total to CAP Reconciliation	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT Total	$277,671	$211,132	$242,818	$188,126	$323,000	$242,000
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	-	(200,667)	-	-	(66,000)	(89,000)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	138,600	41,580	-	-	120,000	156,000
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	-	-	(43,067)	(50,926)	4,000	4,000
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-	-	-	-
Add (Deduct): Changes as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	35,300	14,137	1,417	1,118	(8,000)	(2,000)
CAP Amounts (as calculated)	$451,571	$66,183	$201,168	$138,318	$373,000	$311,000

Non-PEO NEO Average Total Compensation Amount	$ 211,132	188,126	242,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 66,183	138,318	311,000
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023
SCT Total to CAP Reconciliation	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT Total	$277,671	$211,132	$242,818	$188,126	$323,000	$242,000
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	-	(200,667)	-	-	(66,000)	(89,000)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	138,600	41,580	-	-	120,000	156,000
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	-	-	(43,067)	(50,926)	4,000	4,000
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-	-	-	-
Add (Deduct): Changes as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	35,300	14,137	1,417	1,118	(8,000)	(2,000)
CAP Amounts (as calculated)	$451,571	$66,183	$201,168	$138,318	$373,000	$311,000

Total Shareholder Return Amount	$ 279.41	49.82	106.21
Net Income (Loss)	4,499,000	(4,159,000)	(2,093,000)
PEO Name				Henry Sicignano III
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(66,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,600	0	120,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(43,067)	4,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,300	1,417	(8,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,667)	0	(89,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,580	0	156,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(50,926)	4,000
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,137	$ 1,118	$ (2,000)